Intangibles (Carrying Value And Accumulated Amortization Of Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Intangible Assets Disclosure [Line Items]
Net Carrying Amount	$ 4,620
Successor [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	10,377
Accumulated Amortization	(5,757)
Net Carrying Amount	4,620
Successor [Member] | Construction Management Contracts [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	4,640
Accumulated Amortization	(1,295)
Net Carrying Amount	3,345
Successor [Member] | Homes In Backlog [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	4,937
Accumulated Amortization	(4,169)
Net Carrying Amount	768
Successor [Member] | Joint Venture Management Fee Contracts [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	800
Accumulated Amortization	(293)
Net Carrying Amount	$ 507